CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Revenues	$ 111,599,686	$ 102,391,636	$ 99,407,217
Cost of sales	(110,303,270)	(94,796,037)	(92,936,029)
Gross profit	1,296,416	7,595,599	6,471,188
Operating expenses:
Selling and marketing expenses	2,117,810	2,380,429	3,117,906
General and administrative expenses	5,144,340	5,421,575	5,772,710
Asset impairment loss	53,203,517	2,771,019
Research and development costs	1,274,337	987,186	1,234,161
Total operating expenses	61,740,004	11,560,209	10,124,777
Operating loss	(60,443,588)	(3,964,610)	(3,653,589)
Other income (expenses):
Interest expenses	(1,583,734)	(3,451,665)	(1,196,648)
Interest income	36,699	109,290	13,733
Income on investment			50,649
Other income (expense), net	240,378	(88,125)	431,438
Total other expenses, net	(1,306,657)	(3,430,500)	(700,828)
Loss before income taxes	(61,750,245)	(7,395,110)	(4,354,417)
Income tax recovery	459,855	1,340,844	552,146
Net loss	(61,290,390)	(6,054,266)	(3,802,271)
Net (loss) income attributable to non-controlling interests	229,596	(27,147)	2,757
Net loss attributable to ZK International Group Co., Ltd.	(61,060,794)	(6,081,413)	(3,799,514)
Net loss	(61,290,390)	(6,054,266)	(3,802,271)
Other comprehensive income (loss):
Foreign currency translation adjustment	(549,332)	(5,504,385)	2,423,439
Total comprehensive loss	(61,839,722)	(11,558,651)	(1,378,832)
Comprehensive loss (income) attributable to non-controlling interests	228,696	(62,109)	(14,773)
Comprehensive loss attributable to ZK International Group Co., Ltd.	$ (61,611,026)	$ (11,620,760)	$ (1,393,605)
Basic and diluted loss per share
Basic	$ (1.94)	$ (0.21)	$ (0.17)
Diluted	$ (1.94)	$ (0.21)	$ (0.17)
Weighted average number of shares outstanding
Basic	31,445,962	29,305,828	21,873,594
Diluted	31,445,962	29,431,781	22,633,819